Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2016	2017	2018
	(In thousands, except percentage)
Income before income tax expenses	$109,980	$417,111	$668,842
Add: loss from non-China operations	$60,193	$52,261	$43,266
Income from China operations	$170,173	$469,372	$712,108
Income tax expense applicable to China operations	$4,316	$66,746	$96,222
Effective tax rate for China operations	2.5%	14.2%	13.5%

Schedule of current and deferred portion of income tax expenses

	Years Ended December 31,
	2016	2017	2018
	(In thousands)
Deferred tax (benefits)/provisions	$(4,630)	$(1,503)	$4,438
Current income tax expenses	8,946	68,249	91,784

Income tax expenses	$4,316	$66,746	$96,222

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2016	2017	2018
Statutory EIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment(1)	(29.6)%	(11.6)%	(12.1)%
Permanent differences	1.2%	0.2%	0.6%
Change in valuation allowance	5.9%	0.6%	0.0%

Effective tax rate for China operations	2.5%	14.2%	13.5%
(1)	Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2017 in 2018.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2017	2018
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$10,280	$4,180
Less: valuation allowance	(10,280)	(4,180)
Depreciation, accounts receivable, accrued and other liabilities	19,931	25,327
Less: valuation allowance	(11,629)	(13,419)

Net deferred tax assets (included in other assets)	$8,302	$11,908

Deferred tax liabilities:
Acquired intangible assets	$129	$2,310
Depreciation	527	702
Investment gain	—	9,565
Others	1,224	—

Total deferred tax liabilities	$1,880	$12,577